Financial Instruments - Information Regarding Aging and Collectability of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Recorded Investment Past Due [Line Items]
Total accounts receivable	$ 20,357	$ 8,436
Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Current	20,311
Less allowance for doubtful accounts	138
Total accounts receivable	20,357
Trade Accounts Receivable [Member] | Past due 1 - 30 days [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Accounts receivable, past due	19
Trade Accounts Receivable [Member] | Past due 31 - 60 days [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Accounts receivable, past due	7
Trade Accounts Receivable [Member] | Over 91 days past due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Accounts receivable, past due	$ 158